INTANGIBLE ASSETS AND OTHERS, NET (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets

Composition:

	Useful life years	December 31,
		2012	2011
Original amount:
Technology	5	$330	$—
Customer related intangible assets	3	918	—
backlog	0.5	712	—
Prepaid lease expenses		226	—
		$2,186	$—
Accumulated amortization:
Technology	5	$22	—
Customer related intangible assets	3	102	—
backlog	0.5	427	—
		$551	$—
		$1,635	$—

Future Amortization Of Intangible Assets	The estimated future amortization of the intangible assets (excluded of deferred tax assets) as of December 31, 2012 is as follows:

2013	$657
2014	372
2015 and thereafter	$380